LEASE (Tables)	12 Months Ended
Jul. 31, 2026
Lease
SCHEDULE OF OPERATING LEASES

Balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of July 31,	As of July 31,
	2025	2026
Right-of-use asset	$151,642	$277,201

Lease liability - current	63,817	56,749
Lease liability - non-current	87,825	220,452
Total lease liability	$151,642	$277,201

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,
	2025	2026
Weighted-average remaining lease term (years)	2.25	4.25
Weighted-average discount rate	8.56%	8.56%

SCHEDULE OF MATURITIES OF THE GROUP’S LEASE LIABILITIES

As of July 31, 2026, the maturities of the Group’s lease liability are as follows:

FY2027	77,618
FY2028	77,618
FY2029	77,618
FY2030	77,618
FY2031	19,403
Total minimum lease payment	329,875
Less: interest	52,674
Present value of lease obligation	$277,201